Trade and other payables - Summary of Trade and Other Payables (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	£ 4,055	£ 3,923
Duty, excise and other taxes	3,104	3,148
Accrued charges and deferred income	2,713	2,095
FII GLO (note 10(b))	913	963
Social security and other taxation	61	55
Sundry payables	547	375
Trade and other payables	11,393	10,559
Trade and other payables, Current	10,449	9,577
Trade and other payables, Non-current	£ 944	£ 982